Consolidated Statements of Shareholders’ Equity - USD ($)	Preferred shares	Common shares	Additional paid-in capital	Subscription receivable	Statutory reserve	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total Baiya’s shareholders’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2021		$ 1,000	$ 1,775,941	$ (990)	$ 258,944	$ 94,092	$ 955,109	$ 3,084,096	$ 162,320	$ 3,246,416
Balance (in Shares) at Dec. 31, 2021		10,000,000
Appropriation to statutory reserve					31,916		(31,916)
Net loss							(1,264,103)	(1,264,103)	(65,578)	(1,329,681)
Foreign currency translation adjustment						(203,339)		(203,339)	(10,725)	(214,064)
Balance at Dec. 31, 2022		$ 1,000	1,775,941	(990)	290,860	(109,247)	(340,910)	1,616,654	86,017	1,702,671
Balance (in Shares) at Dec. 31, 2022		10,000,000
Capital contribution			10	990				1,000		1,000
Appropriation to statutory reserve					34,363		(34,363)
Net loss							(1,017,077)	(1,017,077)	(45,739)	(1,062,816)
Foreign currency translation adjustment						(44,182)		(44,182)	(2,356)	(46,538)
Balance at Dec. 31, 2023		$ 1,000	1,775,951		325,223	(153,429)	(1,392,350)	556,395	37,922	594,317
Balance (in Shares) at Dec. 31, 2023		10,000,000
Capital contribution			20,334					20,334		20,334
Appropriation to statutory reserve					55,678		(55,678)
Net loss							(8,750)	(8,750)	15,437	6,687
Foreign currency translation adjustment						(67,710)		(67,710)	(3,564)	(71,274)
Balance at Dec. 31, 2024		$ 1,000	$ 1,796,285		$ 380,901	$ (221,139)	$ (1,456,778)	$ 500,269	$ 49,795	$ 550,064
Balance (in Shares) at Dec. 31, 2024		10,000,000